Note 5 - Operating Segments Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments Reporting
Group Total Assets Operating Segment
Total assets by operating segments (Millions of Euros)
	June 2020	December 2019
Spain	419,475	365,380
The United States	101,118	88,529
Mexico	103,671	109,079
Turkey	63,525	64,416
South America	57,891	54,996
Rest of Eurasia	26,805	23,257
Subtotal assets by operating segments	772,485	705,656
Corporate Center and adjustments	(18,661)	(6,967)
Total assets BBVA Group	753,824	698,690

Income By Operating Segment
Main margins and profit by operating segments (Millions of Euros)
		Operating segments
	BBVA Group	Spain	The United States	Mexico	Turkey	South America	RestofEurasia	Corporate Center
June 2020
Net interest income	8,653	1,793	1,133	2,717	1,534	1,443	102	(69)
Gross income	12,045	2,900	1,607	3,550	1,957	1,664	268	98
Operating income	6,533	1,371	648	2,349	1,394	945	131	(307)
Profit/(loss) before tax	(368)	124	15	891	715	297	89	(2,500)
Net attributable profit (loss)	(1,157)	88	26	654	266	159	66	(2,416)
June 2019
Net interest income	8,941	1,763	1,217	3,042	1,353	1,613	85	(132)
Gross income	11,944	2,773	1,615	3,901	1,677	1,994	220	(236)
Operating income	6,069	1,145	655	2,611	1,084	1,215	78	(718)
Profit/(loss) before tax	4,052	1,027	363	1,783	726	847	69	(762)
Net attributable profit (loss)	2,442	734	297	1,287	282	404	55	(616)